UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March  31, 2012

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):   [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Crestview Partners II GP, L.P.
Address:        667 Madison Avenue
                10th Floor
                New York, NY 10065

Form 13F File Number: 28-14021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Ross A. Oliver
Title:   Senior Counsel and Chief Compliance Officer
Phone:   (212) 906-0746

Signature, Place, and Date of Signing:

/s/ Ross A. Oliver      New York, New York      May 14, 2012
[Signature]               [City, State]           [Date]

Crestview Partners II GP, L.P. previously filed a Form 13F on May 10, 2012, which incorrectly stated the number of shares of Cumulus Media Inc. Class A Common Stock held. This Amendment No. 1 restates the original Form 13F to reflect the correct number of such shares held.

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:          $701,427
                                                 (thousands)


List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7             COLUMN 8
                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
   NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED  NONE

------------------ -------------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ -------
CHARTER            COM CL A       16117M305  494,969   7,800,932 SH           SOLE             7,800,932
COMMUNICATIONS
------------------ -------------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ -------

CUMULUS MEDIA INC  CL A           231082108  206,458  59,157,083 SH           SOLE             59,157,083
------------------ -------------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ -------

------------------ -------------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ -------